                           AMERICAN PERFORMANCE FUNDS
                        Supplement dated August 15, 2003

                   to the Statement of Additional Information
                 (Money Market Funds, Bond Funds, Equity Funds)
                              Dated January 1, 2003


         The Funds' investment adviser has changed its name from Investment Concepts, Inc. to BOk Investment Advisers, Inc.


The fourth paragraph under "Valuation" on page 23 is replaced in its entirety with the following:

         The Bond Funds and the Equity Funds will value securities for which the principal market is a securities exchange or an over-the-counter market at their latest available sale price (except for those securities traded on NASDAQ, which will be valued at the NASDAQ Official Closing Price) or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. Securities, the principal market for which is not a securities exchange, will be valued based on bid quotations in such principal market. Short-term securities are valued at amortized cost, which approximates current value.

The disclosure beginning on page 29 under the heading "Distribution" is supplemented with the following:

         The Adviser and the Distributor (and their affiliates) may finance, from their own resources, certain activities intended to result in the distribution and servicing of a Fund's shares. These amounts may be in addition to amounts paid by the Funds under the Distribution and Shareholder Servicing Plan and may include payments to the Fund's investment adviser and its affiliates for such activities.




                 SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH
         THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.


                                                                  SUP-SAI 08/03

                           AMERICAN PERFORMANCE FUNDS
                        Supplement dated August 15, 2003

                   to the Statement of Additional Information
                       (Institutional Money Market Funds)
                              Dated January 1, 2003


         The Funds' investment adviser has changed its name from Investment Concepts, Inc. to BOk Investment Advisers, Inc.


The disclosure beginning on page 19 under the heading "Distribution" is supplemented with the following:


         The Adviser and the Distributor (and their affiliates) may finance, from their own resources, certain activities intended to result in the distribution and servicing of a Fund's shares. These amounts may be in addition to amounts paid by the Funds under the Distribution and Shareholder Servicing Plan and may include payments to the Fund's investment adviser and its affiliates for such activities.




                 SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH
          THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.



                                                               SUP-SAI-MM 08/03